Income Taxes - Narrative (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Unrecognized tax benefits	$ 0	$ 0
Unrecognized tax benefit that would affect the effective tax rate	0	0
Net operating loss, not subject to expire	132,000,000	3,000,000
Net operating loss	62,000,000	3,000,000
Foreign tax credit carryover	$ 22,000,000	$ 16,000,000